Employee Benefits Obligations - Summary of Employee Benefit Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	$ 2.1	$ 2.2	$ 2.1
Past service cost	(0.1)	0.1	0.2
Net interest cost	0.9	1.2	2.2
Benefit amounts recognized in profit or loss	2.9	3.5	4.5
Effect of changes in demographic assumptions	0.0
Effect of changes in financial assumptions	(14.2)	5.7	24.0
Effect of experience adjustments	(4.4)	0.2	(0.9)
Actuarial return on plan assets (excluding interest income)	(1.6)	(2.0)	(0.1)
Benefit amounts recognized in other comprehensive income	(20.2)	3.8	23.0
Total benefit amounts recognized in comprehensive income	$ (17.3)	$ 7.3	$ 27.5